Investment Strategy	Nov. 05, 2025
Hedgeye 130/30 Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by actively managing a 130/30 long-short equity strategy, investing up to approximately 130% of its net assets in long positions and up to approximately 30% of its net assets in short positions, resulting in net market exposure to U.S. equity markets that averages approximately 100%. The Fund will invest primarily in U.S.-listed equity securities, including common stocks of large, mid, and small capitalization companies. From time to time, in order to protect or enhance the Fund’s returns, the Adviser may utilize exchange traded funds (“ETFs”) as well as derivatives, like options, to gain exposure and for the purposes of deploying hedging strategies, as needed.

130/30 Strategy Implementation: The Fund constructs its portfolio by taking long positions equal up to approximately 130% of net assets in securities the Adviser believes are undervalued or have strong growth potential, while simultaneously establishing short positions equal of up to approximately 30% of net assets in securities the Adviser believes are overvalued or likely to decline. The proceeds from short sales are used to fund additional long positions, creating enhanced exposure to the Adviser's highest conviction ideas while maintaining net market exposure to U.S. equity markets that averages approximately 100%.

The Fund's strategy is systematically guided by Hedgeye Risk Management, LLC's (“Hedgeye” or “HRM”) proprietary Risk Range™ Signals, which utilize a quantitative algorithm incorporating price, volume, and volatility data to determine likely daily trading ranges for publicly-traded securities. These signals provide dynamic buy-low, sell-high parameters that help optimize entry and exit points for both long and short positions. The Adviser leverages these risk ranges to time portfolio adjustments.

The Fund also employs Hedgeye's multi-duration signaling framework across Trade (3 weeks or less), Trend (3 months or more), and Tail (3 years or less) time horizons. This approach enables the portfolio management team to align position sizing and holding periods with the appropriate signal strength and duration, enhancing the Fund's ability to capture alpha while managing downside risk.

Security Selection Process: The Adviser utilizes a sophisticated proprietary intrinsic value model that combines a customized discounted cash flow analysis with risk-adjusted future earnings projections. This framework evaluates companies based on their fundamental ability to generate sustainable cash flows, incorporating both qualitative and quantitative factors to determine the essential worth of each security independent of market sentiment. The model employs multiple valuation methodologies including net present value calculations of expected future cash flows discounted at appropriate rates that reflect the company's risk profile.

The Fund focuses on quality companies, defined as entities possessing perceived sustainable competitive advantages, strong financial health and the ability to generate attractive returns. The Adviser's quality assessment evaluates companies across multiple dimensions including but not limited to return on FCF margins to identify profitable enterprises, debt-to-equity ratios to ensure financial stability, and earnings consistency to verify sustainable growth patterns. Additional quality criteria include strong free cash flow generation, competitive moats, pricing power, and management effectiveness in capital allocation.

The security selection process specifically targets quality companies exhibiting significant positive change elements that indicate potential for accelerated value creation:

●	Sales Acceleration: The Fund identifies companies demonstrating improving revenue growth rates across successive reporting periods, where quarterly or annual sales growth is accelerating rather than merely growing. This acceleration pattern has been empirically shown to be a strong predictor of future investment success, as it indicates expanding market opportunities and competitive positioning.

●	Cyclical Recoveries: The Adviser targets high-quality companies positioned to benefit from economic cycle inflection points, particularly those emerging from downturns with strengthened competitive positions. These cyclical opportunities are identified through analysis of economic indicators, industry positioning, and company-specific factors that suggest recovery potential ahead of broader market recognition.

●	Operational Improvement: The Fund seeks companies implementing strategies to enhance profitability through operational efficiency gains, cost structure optimization, and productivity improvements. This includes companies benefiting from automation, process improvements, economies of scale, or strategic restructuring initiatives that drive sustainable margin expansion.

●	Capital Structure Enhancements: The selection process identifies companies actively optimizing their capital structure through strategic debt refinancing, improved working capital management, or restructuring initiatives that enhance shareholder value. These enhancements may include but are not limited to debt reduction, cost of capital optimization, or strategic use of leverage to fund growth initiatives while maintaining financial flexibility.

Short Sales Strategy: The Fund’s short sales focus on companies exhibiting characteristics that are the inverse of their long selection process. Specifically, the Fund seeks to establish short positions in securities with poor Trade, Trend and/or Tail characteristics. The Fund focuses on companies with deteriorating or negative change elements, such as decelerating sales growth, declining or contracting operational margins, and weakening capital structures. These targets often include firms facing cyclical downturns, eroding competitive advantages, or significant operational challenges that impair profitability. Additionally, the Fund’s proprietary intrinsic value model is used to identify companies trading at premiums to their fundamental worth, with poor cash flow generation, excessive leverage, or unsustainable earnings quality. By systematically shorting securities with these negative attributes, the Fund aims to capitalize on anticipated declines in value while enhancing overall portfolio risk management

The Adviser's internal research team leverages Hedgeye's quantitative signals in combination with fundamental analysis to identify securities exhibiting both quality characteristics and significant change elements. This process involves continuous monitoring of companies within the investment universe, assessment of change catalysts, and evaluation of how these factors interact with broader macroeconomic conditions as measured by Hedgeye's Growth, Inflation, and Policy (GIP) model. The research process incorporates insights from diverse sources including management interviews, industry analysis, and third-party research to validate investment theses and monitor ongoing developments.

Portfolio Construction: The Fund typically maintains between 30-50 long positions and 15-30 short positions, with position sizes determined by the Adviser's conviction level and risk management constraints. The Fund employs risk management techniques, including sector, industry, and individual security position limits to control portfolio risk and maintain appropriate diversification.

Risk Management: The Fund employs various risk management techniques including portfolio optimization, dynamic position sizing, and continuous monitoring of factor exposures to maintain target risk levels while maximizing expected returns from the Adviser's investment insights.

The Fund may also invest in American depositary receipts (ADRs) of foreign companies and may utilize derivatives such as options for hedging purposes or to enhance returns. The Fund may engage in securities lending to generate additional income.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Strategy Portfolio Concentration [Text]	The Fund seeks to meet its objective by actively managing a 130/30 long-short equity strategy, investing up to approximately 130% of its net assets in long positions and up to approximately 30% of its net assets in short positions, resulting in net market exposure to U.S. equity markets that averages approximately 100%.
Hedgeye Fourth Turning ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by employing a “long/short” strategy that is informed by the principles of the “Fourth Turning” generational theory, which points to an emerging era of social, political, and economic upheaval that reset norms and present unique opportunities and risks. The Adviser identifies investment themes expected to dominate during such a transformative period — including heightened macro volatility, regime shifts in policy, demographic transitions, rising populism, and the restructuring of global institutions.

The Adviser believes that the forthcoming market environment (2025-2035)—characterized by protectionism, autocracy, reinflation, industrial policy, financial repression, and re-armament—will differ fundamentally from the previous forty years of globalization, disinflation, and deregulation.

The Fund maintains, under normal market conditions, notional exposure of up to approximately 150% of its net assets to long positions (i.e., investments expected to benefit from Fourth Turning tailwinds, such as real assets, defense, infrastructure, commodities, and companies aligned with reshoring, security, and generational investment themes). Simultaneously, the Fund seeks to maintain short exposure of up to approximately 50% of its net assets (i.e., investments expected to decline or underperform during Fourth Turning conditions, including over-leveraged financials, “old era” technology, long-term fixed-rate debt, and sectors vulnerable to policy or demographic headwinds).

The Fund will emphasize diversification across inflation-linked securities, commodities, real estate, and other real assets, while allocating toward sectors and themes positioned to benefit from structural priorities such as infrastructure, national and personal security, import substitution, and challenging demographic trends.

The investment team leverages a broad range of information sources, including demographic and thematic research at the strategic level as well as the Hedgeye Trend and Tail Signals and the Growth, Inflation, Policy (GIP) Model processes at the tactical level. This approach enables the portfolio management team to align cash allocation, position sizing and holding periods with the appropriate signal strength and duration. Ultimately, the decision-making process is collaborative, disciplined, and designed to align portfolio positioning with the Fund’s investment objectives while maintaining risk oversight.

To pursue its objective, the Fund will:

●	Maintain up to 150% of net assets in long positions and up to 50% in short positions via direct securities, swaps, ETFs, options, futures or other derivative instruments.

●	Actively vary exposure across U.S. equities, fixed income, commodities, currencies, and, to a limited extent (up to 20%) international securities to maximize inflation-adjusted returns and diversification.

●	Overweight sectors, themes, and companies expected to benefit from industrial policy, re-shoring, and defense spending, while shorting those the Adviser views as vulnerable to financial repression, inflation, or geopolitical disruption.

●	Periodically maintain a cash and cash equivalent allocation of up to 50% of the assets.

●	Utilize hedging instruments, including options and tail risk strategies, to protect against adverse market, geopolitical and inflation shocks.

●	Target market beta-neutrality or less, with combined long and short exposures managed to seek large real gains while seeking to mitigate market downside and inflation risk.

The Fund may or may not hedge currency exposure on foreign investments.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Strategy Portfolio Concentration [Text]	The Fund maintains, under normal market conditions, notional exposure of up to approximately 150% of its net assets to long positions (i.e., investments expected to benefit from Fourth Turning tailwinds, such as real assets, defense, infrastructure, commodities, and companies aligned with reshoring, security, and generational investment themes).